Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Institutional Service Class | U.S. Government Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.13%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2008	rr_AnnualReturn2008	1.88%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[1]
Institutional Service Class | U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the U.S. Government Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, ("Government Securities") with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

 •   The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	• An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Government Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2011, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares' highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the U.S. Government Portfolio's Institutional Service Shares was March 19, 2007.